Inventories - Schedule of Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 107	$ 86
Work in progress	25	23
Finished goods	78	103
Inventories, gross	211	212
Obsolescence reserve	(28)	(43)	$ (34)	$ (40)
Inventories, net	$ 183	$ 169